CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 - Schedule 2(a)

Loan Level Exception - Final Grades (Loan Grades)
Run Date - 5/7/2025 11:54:12 AM

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Edgar Loan ID	Seller Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXX	2025-03000001	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000020	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2535015)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2535015)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 20,837.76 on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]022)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Interest only loan , payment is not matching
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Interest only loan , payment is not matching
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Interest only loan , payment is not matching
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Interest only loan , payment is not matching
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Interest only loan , payment is not matching
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Interest only loan , payment is not matching	SELLER - GENERAL COMMENT [Redacted]: This loan is a [Redacted] [Redacted] interest - Amounts will vary at completion.
REVIEWER - GENERAL COMMENT [Redacted]: No further response required from seller.  Exception is [Redacted].
SELLER - GENERAL COMMENT [Redacted]: Please marked waived since this is a [Redacted] Exception.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: This loan is a [Redacted] [Redacted] interest - Amounts will vary at completion.
REVIEWER - GENERAL COMMENT [Redacted]: No further response required from seller.  Exception is [Redacted].
SELLER - GENERAL COMMENT [Redacted]: Please marked waived since this is a [Redacted] Exception.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: This loan is a [Redacted] [Redacted] interest - Amounts will vary at completion.
REVIEWER - GENERAL COMMENT [Redacted]: No further response required from seller.  Exception is [Redacted].
SELLER - GENERAL COMMENT [Redacted]: Please marked waived since this is a [Redacted] Exception.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: This loan is a [Redacted] [Redacted] interest - Amounts will vary at completion.
REVIEWER - GENERAL COMMENT [Redacted]: No further response required from seller.  Exception is [Redacted].
SELLER - GENERAL COMMENT [Redacted]: Please marked waived since this is a [Redacted] Exception.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: This loan is a [Redacted] [Redacted] interest - Amounts will vary at completion.
REVIEWER - GENERAL COMMENT [Redacted]: No further response required from seller.  Exception is [Redacted].
SELLER - GENERAL COMMENT [Redacted]: Please marked waived since this is a [Redacted] Exception.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: This loan is a [Redacted] [Redacted] interest - Amounts will vary at completion.
REVIEWER - GENERAL COMMENT [Redacted]: No further response required from seller.  Exception is [Redacted].
SELLER - GENERAL COMMENT [Redacted]: Please marked waived since this is a [Redacted] Exception.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: This loan is a [Redacted] [Redacted] interest - Amounts will vary at completion.
REVIEWER - GENERAL COMMENT [Redacted]: No further response required from seller.  Exception is [Redacted].
SELLER - GENERAL COMMENT [Redacted]: Please marked waived since this is a [Redacted] Exception.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018 Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000032	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $7,992.10 exceeds tolerance of $7,061.00 plus 10% or $7,767.10. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Title - Endorsement Fee was added on [Redacted] with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived. Thank you. REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.				TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000033	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Construction-Permanent	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Taxes, Insurance, and Assessments payment that does not match the actual payment for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2584433)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2584433)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] did not disclose Estimated Property Costs over Year 1 for loan with no escrow account established. (Fin[Redacted]022)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initi[Redacted]022)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2584433)	Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: Per Note, interest only period shows for the first 12 payments. Final CD disclosed interest only payments as the first 11 payments.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Per Note, interest only period shows for the first 12 payments. Final CD disclosed interest only payments as the first 11 payments.
Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: Per Note, interest only period shows for the first 12 payments. Final CD disclosed interest only payments as the first 11 payments.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Per Note, interest only period shows for the first 12 payments. Final CD disclosed interest only payments as the first 11 payments.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Per Note, interest only period shows for the first 12 payments. Final CD disclosed interest only payments as the first 11 payments.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Per Note, interest only period shows for the first 12 payments. Final CD disclosed interest only payments as the first 11 payments.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Per Note, interest only period shows for the first 12 payments. Final CD disclosed interest only payments as the first 11 payments.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Per Note, interest only period shows for the first 12 payments. Final CD disclosed interest only payments as the first 11 payments.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: Information not provided on page 1 of CD
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Information not provided on page 1 of CD
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Homeownership Counseling List missing in file.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: The subject is construction to permanent loan with 1 year interest only payment.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived. Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted]Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted]waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Taxes, Insurance And Assessments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Property Costs Year 1: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000034	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initi[Redacted]022)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically issued [Redacted].	SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived. Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted]waived at seller request.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000037	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2584245)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2584245)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 12,071.04 on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]022)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee.  Fee Amount of $97.90 exceeds tolerance of $25.00.  Insufficient or no cure was provided to the borrower. (7571)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $2,800.00 exceeds tolerance of $2,759.00.  Insufficient or no cure was provided to the borrower. (7325)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2584245)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Escrow is not collected during the intrest only period.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on Loan Estimater provided on [Redacted] and increased again on Loan Estimate provided on [Redacted] with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on Loan Estimater provided [Redacted] with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived. Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted]Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted]waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000038	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2584396)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2584396)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]022)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $3,492.05 exceeds tolerance of $2,890.00.  Insufficient or no cure was provided to the borrower. (7325)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2584396)	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Interest only for 12 months.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Interest only for 12 months.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on Loan Estimate provided on [Redacted] and again on Loan Estimate provided on [Redacted] with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived. Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
SELLER - GENERAL COMMENT [Redacted]: [Redacted] Exception Please mark as Waived.  Thank you.
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived at seller request.
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000039	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2588166)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2588166)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]022)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $3,800.00 exceeds tolerance of $3,250.00.  Insufficient or no cure was provided to the borrower. (7325)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $7,600.00 exceeds tolerance of $6,500.00.  Insufficient or no cure was provided to the borrower. (7200)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2588166)	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without any valid change.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased without any valid change.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: The subject is construction to permanent loan with 1 year interest only payment.	SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived? Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000040	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Interest Only Payments Period. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2588993)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2588993)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 17,192.64 on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]022)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initi[Redacted]022)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,246.59 exceeds tolerance of $3,795.00 plus 10% or $4,174.50. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Final Closing Disclosure provided with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final Closing Disclosure provided disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Final Closing Disclosure provided disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of 17,192.64 on Final Closing Disclosure provided are overdisclosed.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest E-Consent date is [Redacted], which is after the date of initial Loan Estimate electronically provided issued date [Redacted].
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $4,246.59 exceeds tolerance of $3,795.00 plus 10% or $4,174.50. Insufficient or no cure was provided to the borrower.	SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived? Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived	Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment Period: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000041	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2589444)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2589444)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 31,432.08 on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]022)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initi[Redacted]022)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee.  Fee Amount of $25.50 exceeds tolerance of $14.00.  Insufficient or no cure was provided to the borrower. (77174)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7571)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: This is construction to permanent file.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: This is construction to permanent file.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: This is construction to permanent file.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: This is construction to permanent file.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: This is construction to permanent file.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: This is construction to permanent file.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: This is construction to permanent file.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically [Redacted].
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Electronic Document Delivery Fee increased on [Redacted] CD with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Verification Of Employment Fee increased on [Redacted] CD with no valid change evident.	SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived? Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted]Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a  [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a  [Redacted] Exception can you please mark it as waived?  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000042	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 699 is less than Guideline representative FICO score of 700.	Representative FICO score of 699 is less than Guideline representative FICO score of 700.	SELLER - GENERAL COMMENT [Redacted]: [Redacted] LOE REVIEWER - WAIVED COMMENT [Redacted]: Lender exception in file.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan. (ProjSeq:3/2589603)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a '-' in the initial payment stream. (ProjSeq:1/2589601)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2589601)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2589601)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account. (Fin[Redacted]022)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initi[Redacted]022)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,350.00 exceeds tolerance of $1,100.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $4,143.75 exceeds tolerance of $4,125.00.  Insufficient or no cure was provided to the borrower. (7325)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2589601)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] did not disclose the Monthly Escrow Payment. (Fin[Redacted]022)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: The subject is a bridge loan with a balloon payment.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 3 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Non Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on [Redacted] are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]022)
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]022)
Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: Final Closing Disclosure provided on [Redacted] disclosed a '-' in the initial payment stream. (ProjSeq:1/2589601)
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed..
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Closing Disclosure pages 1 and 2 indicate no escrows, however page 4 indicates there will be an escrow account but lists all expense as non-escrowed.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is [Redacted]which was after the date of the initial Loan Estimate provided electronically [Redacted].
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased on [Redacted] Closing Disclosure with no valid change evident.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Origination Fee increased on [Redacted] Closing Disclosure with no valid change evident.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: Final Closing Disclosure provided on [Redacted] did not disclose the Monthly Escrow Payment. (Fin[Redacted]022)	SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived. Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a  [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted]Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted]Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a  [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected Mortgage Insurance Paystream 1: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above 680.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000043	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2586935)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2586935)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 19,946.04 on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]022)
[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initi[Redacted]022)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. (Dewey,Bret Sevenseas Holdings VI LLC/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. (Dewey,Bret DCP 2405 E Park Row Drive, LLC 2021/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redacted],  Most Recent Tax Return End Date [Redacted], Tax Return Due Date [Redacted]. (Dewey,Bret Legacy REI Group SP LLC/Schedule K-1 less than 25 Percent)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2586935)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Final Closing Disclosure provided disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Final Closing Disclosure provided with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final Closing Disclosure provided disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Final Closing Disclosure provided disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of 19,946.04 on Final Closing Disclosure provided are overdisclosed.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest E-Consent is [Redacted], which is after the date of the initial Loan Estimate provided electronically issued [Redacted].
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.v
Federal Compliance - Self-Employed Tax Return Recency - QM: Exception is an ATR informative EV2 (non-material) exception and is set because, although extensions may have been filed, the loan is being qualified on income that is not considered most recent.  Exception can be left open or waived as it cannot be cured or cleared.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception could you please mark it as Waived. Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception could you please mark it as Waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception could you please mark it as Waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception could you please mark it as Waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception could you please mark it as Waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception could you please mark it as Waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception could you please mark it as Waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception could you please mark it as Waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception could you please mark it as Waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception could you please mark it as Waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception could you please mark it as Waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000044	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2586990)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2586990)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2586990)
[3] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 24,593.76 on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]022)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2586990)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: Final Closing Disclosure provided disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Final Closing Disclosure provided with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Final Closing Disclosure provided with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Final Closing Disclosure provided disclosed a Principal and Interest Payment that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final Closing Disclosure provided disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Final Closing Disclosure provided disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Amount of Estimated Property Costs over Year 1 of 24,593.76 on Final Closing Disclosure provided are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Final Closing Disclosure provided disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.	SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived. Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000046	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on [Redacted] disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $781,772.30 is under disclosed by $1,966.00 compared to the calculated Finance Charge of $783,738.30 which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated [Redacted]). (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the Interest Rate can change. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided on [Redacted] are overdisclosed. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on [Redacted] disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2586720)
[3] Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed a maximum periodic principal and interest payment for payment stream 1 that does not match the actual maximum payment for the loan. (ProjSeq:1/2586720)
[3] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]).  The disclosed Total of Payments in the amount of $1,374,322.25 is under disclosed by $2,205.00 compared to the calculated total of payments of $1,376,527.25 which exceeds the $100.00 threshold. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account. (Fin[Redacted]022)
[3] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] incorrectly disclosed whether the loan will have an escrow account. (Fin[Redacted]022)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initi[Redacted]022)
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Disclosed: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on [Redacted] disclosed an AIR Table when not permissible. (Fin[Redacted]022)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redacted] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2586720)
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redacted] did not disclose the Monthly Escrow Payment. (Fin[Redacted]022)	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: Construction permanent loan,
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $781,772.30 is under disclosed by $1,966.00 compared to the calculated Finance Charge of $783,738.30 which exceeds the $35.00 threshold
Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: Non Escrowed Property Costs over Year 1 of XXXX on Final Closing Disclosure provided are overdisclosed.
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: Construction permanent loan,
Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: Construction permanent loan,
Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: Construction permanent loan,
Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: Final Closing Disclosure provided disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Projected Principal And Interest Payment Max Payment - Fixed Rate: Construction permanent loan,
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $1,374,322.25 is under disclosed by $2,205.00 compared to the calculated total of payments of $1,376,527.25 which exceeds the $100.00 threshold.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: Final Closing Disclosure provided incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: Final Closing Disclosure provided incorrectly disclosed whether the loan will have an escrow account.
Federal Compliance - TRID Loan Estimate Timing: Application date is [Redacted], earliest Loan Estimate in file is [Redacted].
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Loan Estimate not within 3 days of [Redacted] application.
Federal Compliance - TRID Final Closing Disclosure AIR Table Disclosed: The subject is construction to permanent loan with 1 year interest only payment.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: Construction permanent loan,
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: Final Closing Disclosure provided did not disclose the Monthly Escrow Payment.	SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived. Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception can you please mark it waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: Waived
SELLER - GENERAL COMMENT [Redacted]: LOE - [Redacted]
SELLER - GENERAL COMMENT [Redacted]: please review - this was delivered [Redacted]
REVIEWER - CURED COMMENT [Redacted]: Lender cured on PCCD dated [Redacted].
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Interest Rate Change After Closing Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Overdisclosed - October 2018  Construction Permanent: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Payment Max Amount In Year: TILA SOL 1 year from consummation.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Principal and Interest Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow Account: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow Account: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure AIR Table Disclosed: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXX	2025-03000048	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $54.95 exceeds tolerance of $25.00. Sufficient or excess cure was provided to the borrower at Closing. (7571)		REVIEWER - CURED COMMENT [Redacted]: Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	2025-03000049	XXX	XXX	XXXX	XXX	XXX	[Redacted]	Primary	Purchase	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated [Redacted] was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initi[Redacted]022)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: The earliest dated E-Consent is [Redacted] which was after the date of the initial Loan Estimate provided electronically [Redacted].
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List was not provided.	SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception could you please mark it as Waived. Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived as immaterial at seller request.
SELLER - GENERAL COMMENT [Redacted]: Since this is a [Redacted] Exception could you please mark it as Waived.  Thank you!
REVIEWER - WAIVED COMMENT [Redacted]: [Redacted] waived as immaterial at seller request.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B